BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
BASIS OF PRESENTATION
Beginning Balance			$ 603,836		$ 0	$ 0
Additions at fair value			0
Additions at fair value					133,620	0
Transfers in (out) of Level 3			0		0	0
Change in fair value			(590,030)
Ending Balance			13,806		603,836	0
Change in fair value	$ 201,464	$ 0	$ 640,030	$ 0	$ 470,216	$ 0